Investment and Fair Value Measurement - Schedule of Carrying Value of Our Non-Marketable Investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Value of Our Non-Marketable Investments [Abstract]
Initial cost basis	$ 4,079,707	$ 4,079,707
Upward adjustments	12,539,960	12,539,960
Downward adjustments
Impairment	(1,520,821)	(520,821)
Total carrying value at the end of the year	$ 15,098,846	$ 16,098,846